Semiannual Report February 28, 1999





                                   OPPENHEIMER
                                 Enterprise Fund



                                    [PICTURE]



                                Oppenheimer Funds
                             THE RIGHT WAY TO INVEST

Contents
3     President's  Letter
4     An  Interview  with  Your  Fund's  Manager
11    Financial  Statements
29    Officers  and  Trustees
32    Information  and  Services


Report  highlights
------------------
- Technology was a key ingredient to the Fund's success, although by no means the only factor. The Fund invested in Internet stocks, but was careful to select the ones believed to have true staying power.
- The Fund was also successful because it largely avoided poorly performing industries such as energy, which was adversely impacted by plunging oil prices.

Cumulative  Total  Returns
For  the  6-Month  Period
Ended  2/28/99

Class A
Without            With
Sales Chg.(1)  Sales Chg.(2)
-------------  -------------

46.87%                38.43%
-------------  -------------
Class B
Without        With
Sales Chg.(1)  Sales Chg.(2)
-------------  -------------
46.44%                41.44%
-------------  -------------
Class C
Without        With
Sales Chg.(1)  Sales Chg.(2)
-------------  -------------
46.52%                45.52%
-------------  -------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share without deducting any sales charges.
2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the contingent deferred sales charge of 1%. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                         2  Oppenheimer Enterprise Fund

[PICTURE  OF  BRIDGET  A.  MACASKILL,  PRESIDENT,  OPPENHEIMER  ENTERPRISE FUND]

Bridget  A.  Macaskill
President
Oppenheimer  Enterprise  Fund

Dear  shareholder,

Contrary to what many analysts had expected, the U.S. economy appears to have picked up steam over the past few months. The fourth quarter of 1998 posted the fastest rate of economic growth in two years, and early indications suggest that the first quarter of 1999 may follow suit.
     With respect to the U.S. bond market, stronger-than-expected economic growth has triggered concerns that the Federal Reserve may raise key interest rates to forestall an acceleration of inflation. As a result, yields of longer-term taxable bonds have risen from their October 1998 lows, when investors had bid up prices during the global "flight to quality." At the same time, tax exempt bond prices and yields have remained relatively stable.
     In the U.S. stock market, it might appear at first glance that prices are rising as rapidly as the economy is growing. However, a closer look reveals that, with the exception of large-cap growth companies and the technology industry, most stock prices remained relatively flat. What's more, the disparity in valuations between large companies, which have led the market's advance, and smaller ones, which have lagged, has become historically wide.
     What do these observations mean for your investments? In our view, actively managed portfolios that are closely monitored by expert money managers are likely to provide better returns than passive index investing in 1999. That's because selectivity is expected to be more critical to performance than it has been over the past few years. In a potentially overvalued stock market and rising interest-rate environment, the ability to identify the most promising securities could become paramount.
     Even though many equity investors may be tempted to jump aboard the technology bandwagon, we suggest a more prudent course: broad diversification beyond any single asset class, industry, capitalization range or geographic region. We believe that the risks of this investment environment require consideration of a broad range of investments and markets, including bonds. That way, if one market experiences setbacks, one or more of the others may help cushion the effects on your overall portfolio.
     No matter what the financial markets have in store, we resolve to continue working with your financial advisor to keep you apprised of potential risks and opportunities. Providing you with the market information, professionally managed investments and other resources you need to achieve your financial goals is an important part of our enduring commitment to you as The Right Way to Invest. Sincerely,

/S/  Bridget  A.  Macaskill
---------------------------
Bridget  A.  Macaskill
March  19,  1999

                         3  Oppenheimer Enterprise Fund

An  interview  with  your  Fund's  manager
------------------------------------------

How  did  the  Fund  perform?
Oppenheimer Enterprise Fund continued to perform very well relative to the universe of mutual funds that invest primarily in small companies. For the six-month period ended February 28, 1999, the Fund's Class A shares has outperformed its benchmark, the Russell 2000 Index.(1) In addition, the Fund's Class A shares were ranked 4 out of 48 micro-cap funds as measured by Lipper Analytical Services for the one-year period ended March 31, 1999.(2)

What  factors  affected  the  Fund's  performance?
Our emphasis on the technology sector, particularly computer software and the Internet, was very important to performance. One example is the stock of TSI International Software Ltd., which creates "application integration" software. Corporations continuously exchange information with internal and external partners, some of whom use different types of computer operating systems. However, communicating between computers that use different operating systems can be a problem. Because it's easier for corporations to buy a packaged software solution from a company such as TSI rather than develop a complex program in-house, TSI's revenues and profits have grown at a rapid rate.

"small  company  stocks  are  very  attractively  valued."


                         4  Oppenheimer Enterprise Fund

[PICTURE  PORTFOLIO  TEAM]
Portfolio  Management  Team  (l  to  r)
Bonnie  Sherman
Alan  Gilston
Jay  Tracey  (Portfolio  Manager)
Susan  Switzer

What  about  some  winning  companies  outside  technology?
School Specialty, Inc., a distributor of non-textbook educational supplies such as art supplies, games, bulletin boards and furniture, holds a dominant position in an industry with many small competitors. Traditionally, the company has marketed its products directly to schools, but it is increasingly selling directly to parents and is launching an Internet website specifically for that purpose.
     Indeed, Internet stocks have contributed to the performance of the Fund. For instance, Cyberian Outpost, Inc. is a leading Internet merchant of computer products through their website, Outpost.com. We bought shares in the company before it went public in late July. Although it's too early to expect the company to post a profit, it is showing very favorable momentum in terms of revenues and "page views," the number of times people visit their site.

1. The return on the Russell 2000 Index, which cannot be purchased directly by investors, for the six-month period ended February 28, 1999, was 16.79%.
2. Source: Lipper Analytical Services, Inc., 3/31/99. Based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions of the Fund's Class A shares reinvested. The Fund's Class A shares were ranked 4 out of 48 and 1 out of 24 micro-cap funds for the one- and three-year period, respectively, ended 3/31/99.


                         5  Oppenheimer Enterprise Fund

Avg  Annual  Total  Returns
For  the  Periods  Ended  3/31/993(3)


Class A
          Since
1 year    Inception
--------------------
16.22%        32.88%
--------------------

Class B
          Since
1 year    Inception
--------------------
17.46%        33.80%
--------------------

Class C
          Since
1 year    Inception
--------------------
21.57%        34.25%
--------------------


An interview with your Fund's manager

Since most Internet companies don't yet make a profit, how do you evaluate them? We try to assess the company's opportunities down the line by asking a series of questions: What share of the market is the company likely to have in a few years? And therefore, what can we expect revenues and profits to be at that point? Also, based on growth rates and future earnings per share, what would the stock price likely be at that point in time?
     One reason that Internet stocks have done so well over the last six to twelve months is that aggregate advertising dollars spent on the Internet turned out to be much higher in 1998 than initially forecast, as has the number of households that are active on the Internet. These upside surprises over the past year, relative to prior estimates, have helped to fuel the higher valuations that you see in this group.
     To be involved in Internet stocks today is a very aggressive posture, no matter what you think of the company's prospects. We recognize that there's speculation about Internet stocks and therefore we've been careful to focus on the ones we think can be long-term winners.

3. Class A returns include the current maximum initial sales charge of 5.75%. Class B returns include the applicable contingent deferred sales charge of 5%
(1-year) and 3% (since inception on 11/7/95). Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class B and C shares are subject to a 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


                         6  Oppenheimer Enterprise Fund

What  other  areas  have  done  well?
The healthcare industry has been a very good performer for the Fund. In particular, we've had success by indirectly investing in the pharmaceuticals industry through companies that provide outsourced services to the sector. Applied Analytical Industries, Inc., a "contract research organization," is one such company. It performs clinical trials and drug development research for pharmaceuticals companies. Another very successful holding was Professional Detailing, Inc., which provides outside sales and marketing for the pharmaceuticals industry. Professional Detailing provides an alternative when drug manufacturers want to launch or re-invigorate sales of a particular product. Rather than going to the expense of hiring new salespeople, the company simply hires Professional Detailing as its temporary sales force.

Have  any  areas  proved  to  be  disappointing?
One of the biggest disappointments was in the competitive local exchange carriers (CLECs), as distinguished from the regional bell operating companies (RBOCs). Although the CLECs have been winning business on the basis of price and service against the RBOCs, the CLECs have not been generating sufficient earnings. Instead, they've been reinvesting money back into their businesses, and significant profits have been delayed.


                         7  Oppenheimer Enterprise Fund

An  interview  with  your  Fund's  manager

Another poorly performing sector was energy. The global economic slowdown has diminished the demand for oil, causing prices to fall. Although energy companies have become much more efficient in recent years due to technological advances in oil exploration, the industry has had difficulty generating profits at the current oil prices.

What is your outlook for small-cap stocks over the coming months? Small-cap stocks, as measured by the Russell 2000 Index, have now underperformed the Standard & Poor's 500 Index for five years in a row. As a result, small company stocks are very attractively valued. However, whether or not that translates into better performance for the small-cap market in 1999 is impossible to say.

A major concern for investors has been "liquidity." The fact is, small-cap stocks are more difficult to buy and sell than large-cap stocks. Many investors see no need to take liquidity risk when large company profits remain relatively strong. In addition, during a global economic slowdown, blue-chip companies are perceived to be better able to weather the storm. Since the Asian economic crisis became evident in 1997, investors have displayed a marked preference for large company stocks that trade very actively.


                         8  Oppenheimer Enterprise Fund

Portfolio  Allocation  (4)

[PIE  CHART]

-  Stocks                80.0%
-  Cash  Equivalents     20.0

We expect this liquidity concern to ease as global conditions improve and small company stocks should begin to consistently demonstrate superior earnings growth. That's why we are pleased that the average company in Oppenheimer Enterprise Fund has been able to generate earnings growth in excess of 30% per year. Maintaining a portfolio of companies that can sustain high earnings growth is part of what makes Oppenheimer Enterprise Fund The Right Way to Invest.

Top 5 Industries (4)
-----------------------------------------------------
Computer Software/Services                      22.3%
-----------------------------------------------------
Industrial Services                             11.4
-----------------------------------------------------
Retail: Specialty                                6.1
-----------------------------------------------------
Healthcare/Supplies & Services                   5.0
-----------------------------------------------------
Computer Hardware                                5.0
-----------------------------------------------------

Top 10 Stock Holdings (4)
-----------------------------------------------------
MicroFinancial, Inc.                             1.8%
-----------------------------------------------------
Micromuse, Inc.                                  1.8
-----------------------------------------------------
Handleman Co.                                    1.7
-----------------------------------------------------
Cyberian Outpost, Inc.                           1.7
-----------------------------------------------------
School Specialty, Inc.                           1.7
-----------------------------------------------------
Labor Ready, Inc.                                1.6
-----------------------------------------------------
Applied Analytical Industries, Inc.              1.6
-----------------------------------------------------
Echelon Corp.                                    1.5
-----------------------------------------------------
TSI International Software Ltd.                  1.5
-----------------------------------------------------
Priority Healthcare Corp., Cl. B                 1.5
-----------------------------------------------------

4. Portfolio is subject to change. Percentages are as of February 28, 1999, and are based on total market value of investments.


                         9  Oppenheimer Enterprise Fund

                                   Financials
                                   ----------








                         10  Oppenheimer Enterprise Fund



Statement  of  Investments  February  28,  1999  (Unaudited)


                                                    Market Value
                                           Shares    See Note 1
-----------------------------------------------------------------
Common Stocks-81.6%
-----------------------------------------------------------------
Capital Goods-14.3%
-----------------------------------------------------------------
Aerospace/Defense-1.1%
Armor Holdings, Inc.(1)                    200,000  $   2,925,000
-----------------------------------------------------------------
Industrial Services-11.7%
Corporate Executive Board Co.(1)           150,000      3,675,000
-----------------------------------------------------------------
Kendle International, Inc.(1)               80,000      1,930,000
-----------------------------------------------------------------
Labor Ready, Inc.(1)                       150,000      4,228,125
-----------------------------------------------------------------
META Group, Inc.(1)                         80,000      1,790,000
-----------------------------------------------------------------
Professional Detailing, Inc.(1)            120,000      3,735,000
-----------------------------------------------------------------
Quanta Services, Inc.(1)                   110,000      2,970,000
-----------------------------------------------------------------
Rainbow Rentals, Inc.(1)                   180,000      1,912,500
-----------------------------------------------------------------
Recycling Industries, Inc.(1)              500,000        109,375
-----------------------------------------------------------------
Stericycle, Inc.(1)                         90,000      1,141,875
-----------------------------------------------------------------
U.S. Liquids, Inc.(1)                      105,700      2,398,069
-----------------------------------------------------------------
U.S.A. Floral Products, Inc.(1)            180,000      2,520,000
-----------------------------------------------------------------
Unidigital, Inc.(1)                        100,000        450,000
-----------------------------------------------------------------
Waste Connections, Inc.(1)                 180,000      3,600,000
                                                    -------------
                                                       30,459,944

-----------------------------------------------------------------
Manufacturing-1.5%
AstroPower, Inc.(1)                        100,000      1,000,000
-----------------------------------------------------------------
International Isotopes, Inc.(1)             50,000        575,000
-----------------------------------------------------------------
Koala Corp.(1)                             120,000      2,400,000
                                                    -------------
                                                        3,975,000

-----------------------------------------------------------------
Consumer Cyclicals-13.3%
-----------------------------------------------------------------
Leisure & Entertainment-3.2%
Global Vacation Group, Inc.(1)             170,000      1,785,000
-----------------------------------------------------------------
Handleman Co.(1)                           350,000      4,528,125
-----------------------------------------------------------------
JAKKS Pacific, Inc.(1)                     120,000      2,002,500
                                                    -------------
                                                        8,315,625

-----------------------------------------------------------------
Media-1.6%
Cumulus Media, Inc., Cl. A(1)              100,000      1,175,000
-----------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.(1)   80,000      3,030,000
                                                    -------------
                                                        4,205,000


                         11  Oppenheimer Enterprise Fund

                                                 Market Value
                                        Shares    See Note 1
--------------------------------------------------------------
Retail: General-2.2%
Cutter & Buck, Inc.(1)                   80,000  $   2,370,000
--------------------------------------------------------------
Quicksilver, Inc.(1)                    100,000      3,393,750
                                                 -------------
                                                     5,763,750

--------------------------------------------------------------
Retail: Specialty-6.3%
Blue Rhino Corp.(1)                     210,000      3,583,125
--------------------------------------------------------------
Chico's Fas, Inc.(1)                    100,000      2,462,500
--------------------------------------------------------------
Cyberian Outpost, Inc.(1)(2)            375,000      4,478,906
--------------------------------------------------------------
School Specialty, Inc.(1)               200,000      4,412,500
--------------------------------------------------------------
Select Comfort Corp.(1)                  60,000      1,432,500
                                                 -------------
                                                    16,369,531

--------------------------------------------------------------
Consumer Staples-8.6%
--------------------------------------------------------------
Beverages-0.8%
Packaged Ice, Inc.(1)                   250,000      2,125,000
--------------------------------------------------------------
Consumer Services-4.0%
Applied Analytical Industries, Inc.(1)  160,000      4,160,000
--------------------------------------------------------------
Cornell Corrections, Inc.(1)            100,000      1,650,000
--------------------------------------------------------------
Correctional Services Corp.(1)          100,000      1,150,000
--------------------------------------------------------------
Creditrust Corp.(1)                      70,000      1,750,000
--------------------------------------------------------------
Rent-Way, Inc.(1)                        80,000      1,810,000
                                                 -------------
                                                    10,520,000

--------------------------------------------------------------
Education-2.0%
Career Education Corp.(1)               110,000      3,093,750
--------------------------------------------------------------
Corinthian Colleges, Inc.(1)            100,000      2,237,500
                                                 -------------
                                                     5,331,250

--------------------------------------------------------------
Entertainment-1.2%
P.F. Chang's China Bistro, Inc.(1)       75,000      1,800,000
--------------------------------------------------------------
Silver Diner, Inc.(1)(3)                 80,000        120,000
--------------------------------------------------------------
Silver Diner, Inc.(1)(2)(3)             750,000      1,068,750
                                                 -------------
                                                     2,988,750

--------------------------------------------------------------
Food-0.6%
Balance Bar Co.(1)                      150,000      1,434,375


                         12  Oppenheimer Enterprise Fund

                                                   Market Value
                                          Shares    See Note 1
----------------------------------------------------------------
Energy-1.0%
----------------------------------------------------------------
Energy Services & Producers-0.1%
FX Energy, Inc.(1)                         60,000  $     251,250
----------------------------------------------------------------
Oil: Domestic-0.9%
EEX Corp.(1)                              400,000      2,425,000
----------------------------------------------------------------
Financial-7.9%
----------------------------------------------------------------
Banks-3.3%
First International Bancorp, Inc.         180,000      1,935,000
----------------------------------------------------------------
Investors Financial Services Corp.         50,000      2,900,000
----------------------------------------------------------------
TeleBanc Financial Corp.(1)                90,000      3,735,000
                                                   -------------
                                                       8,570,000

----------------------------------------------------------------
Diversified Financial-2.5%
MicroFinancial, Inc.(1)                   400,000      4,900,000
----------------------------------------------------------------
Rock Financial Corp.                      110,000      1,540,000
                                                   -------------
                                                       6,440,000

----------------------------------------------------------------
Insurance-2.1%
21st Century Holding Co.(1)               125,000        765,625
----------------------------------------------------------------
Advance Paradigm, Inc.(1)                 100,000      3,606,250
----------------------------------------------------------------
Scottish Annuity & Life Holdings Ltd.(1)  120,000      1,185,000
                                                   -------------
                                                       5,556,875

Healthcare-7.7%
----------------------------------------------------------------
Healthcare/Drugs-2.6%
Invitrogen Corp.(1)                        75,000      1,153,125
----------------------------------------------------------------
Lynx Therapeutics, Inc. (New)(1)(2)       150,000      1,650,000
----------------------------------------------------------------
Syncor International Corp.(1)             100,000      2,762,500
----------------------------------------------------------------
Ventana Medical Systems, Inc.(1)           64,000      1,112,000
                                                   -------------
                                                       6,677,625

----------------------------------------------------------------
Healthcare/Supplies & Services-5.1%
Albany Molecular Research, Inc.(1)         18,600        372,000
----------------------------------------------------------------
Autonomous Technologies Corp.(1)(2)       200,000      1,282,500
----------------------------------------------------------------
Colorado MEDtech, Inc.(1)                 250,000      3,281,250
----------------------------------------------------------------
EP MedSystems, Inc.(1)(3)                 600,000      1,725,000
----------------------------------------------------------------
Hanger Orthopedic Group, Inc.(1)          110,000      1,670,625
----------------------------------------------------------------
Ortivus AB, Cl. B(1)                       41,400        272,236
----------------------------------------------------------------
Polartechnics Ltd.(1)                     500,000        853,780
----------------------------------------------------------------
Priority Healthcare Corp., Cl. B(1)       100,000      3,893,750
                                                   -------------
                                                      13,351,141


                         13  Oppenheimer Enterprise Fund

                                                 Market Value
                                        Shares    See Note 1
                                        -------  -------------
Technology-28.2%
Computer Hardware-5.1%
Apex PC Solutions, Inc.(1)              100,000  $   2,450,000
--------------------------------------------------------------
Com21, Inc.(1)                          130,000      3,063,125
--------------------------------------------------------------
Echelon Corp.(1)                        600,000      4,087,500
--------------------------------------------------------------
Javelin Systems, Inc.(1)                100,000      1,225,000
--------------------------------------------------------------
Maxwell Technologies, Inc.(1)            60,000      1,541,250
--------------------------------------------------------------
NVIDIA Corp.(1)                          40,000        877,500
                                                 -------------
                                                    13,244,375

--------------------------------------------------------------
Computer Software/Services-22.8%
A Consulting Team, Inc.(1)              100,000        650,000
--------------------------------------------------------------
Activision, Inc.(1)                     130,000      1,413,750
--------------------------------------------------------------
Allaire Corp.(1)                         29,900      1,457,625
--------------------------------------------------------------
Aware, Inc.(1)                           80,000      2,770,000
--------------------------------------------------------------
BindView Development Corp.(1)           150,000      3,375,000
--------------------------------------------------------------
Brio Technology, Inc.(1)                100,000      1,850,000
--------------------------------------------------------------
Catapult Communications Corp.(1)        150,000      1,509,375
--------------------------------------------------------------
Concord Communications, Inc.(1)          50,000      2,831,250
--------------------------------------------------------------
DA Consulting Group, Inc.(1)             90,000      1,035,000
--------------------------------------------------------------
Descartes Systems Group, Inc. (The)(1)  250,000      1,714,087
--------------------------------------------------------------
DSET Corp.(1)                           200,000      2,400,000
--------------------------------------------------------------
Exchange Applications, Inc.(1)           50,000        825,000
--------------------------------------------------------------
Information Advantage, Inc.(1)          300,000      3,600,000
--------------------------------------------------------------
Intraware, Inc.(1)                       25,000        471,874
--------------------------------------------------------------
MEDE AMERICA Corp.(1)                   100,000      1,712,500
--------------------------------------------------------------
Micromuse, Inc.(1)                      150,000      4,837,500
--------------------------------------------------------------
NetGravity, Inc.(1)                     100,000      2,112,500
--------------------------------------------------------------
New Era of Networks, Inc.(1)             30,000      1,871,250
--------------------------------------------------------------
ONYX Software Corp.(1)                   35,000        649,687
--------------------------------------------------------------
pcOrder.com, Inc.(1)                      3,350        157,869
--------------------------------------------------------------
Rogue Wave Software, Inc.(1)            300,000      2,475,000
--------------------------------------------------------------
Segue Software, Inc.(1)                 130,000      1,600,625
--------------------------------------------------------------
SERENA Software, Inc.(1)                150,000      1,968,750
--------------------------------------------------------------
Smith-Gardner & Associates, Inc.(1)      52,700        671,925
--------------------------------------------------------------
SOFTWORKS, Inc.(1)                      300,000      2,662,500
--------------------------------------------------------------


                         14  Oppenheimer Enterprise Fund

                                                                                Market Value
                                                                    Shares       See Note 1
---------------------------------------------------------------------------------------------
Computer Software/Services (continued)
Superior Consultant Holdings Corp.(1)                                 35,000   $   1,155,000
---------------------------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B(1)                                    150,000       1,959,375
---------------------------------------------------------------------------------------------
TSI International Software Ltd.(1)                                    80,000       4,015,000
---------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                       80,000       3,090,000
---------------------------------------------------------------------------------------------
Vignette Corp.(1)                                                     25,900       1,405,075
---------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                    50,000       1,256,250
                                                                               --------------
                                                                                  59,503,767

Electronics-0.4%
---------------------------------------------------------------------------------------------
Spectrian Corp.(1)                                                   100,000       1,168,750
---------------------------------------------------------------------------------------------
Telecommunications-0.6%
---------------------------------------------------------------------------------------------
Telecommunications/Technology-0.6%
MGC Communications, Inc.(1)                                          250,000       1,507,813
                                                                               --------------
Total Common Stocks (Cost $164,448,461)                                          213,109,821

                                                                 Face
                                                                 Amount
--------------------------------------------------------------------------------------------
Repurchase Agreements-20.4%
--------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets,
4.73%, dated 2/26/99, to be repurchased at $53,421,049 on
3/1/99, collateralized by U.S. Treasury Nts., 5.375%-7.875%,
6/30/99-2/15/07, with a value of $54,815,295 (Cost $53,400,000)  $53,400,000      53,400,000
Total Investments, at Value (Cost $217,848,461)                        102.0%    266,509,821
Liabilities in Excess of Other Assets                                   (2.0)     (5,133,997)
                                                                 ------------  --------------
Net Assets                                                             100.0%  $ 261,375,824
                                                                 ============  ==============

1.  Non-income  producing  security.
2. Identifies issues considered to be illiquid or restricted-See Note 5 of Notes to Financial
Statements.
3.  Affiliated  company.  Represents ownership of at least 5% of the voting securities of the issuer,  and  is or was an affiliate, as defined in the Investment Company Act of 1940, at or during  the  period  ended  February  28,  1999.  The  aggregate  fair value of securities of affiliated  companies  held  by  the  Fund  as  of  February 28, 1999, amounts to $2,913,750.
Transactions  during  the  period  in  which  the  issuer  was  an  affiliate are as follows:

                           Shares                              Shares
                         August 31,    Gross      Gross     February 28,
                            1998     Additions  Reductions      1999
------------------------------------------------------------------------
Cyberian Outpost, Inc.*     375,000          -           -       375,000
------------------------------------------------------------------------
EP MedSystems, Inc.         538,500     61,500           -       600,000
------------------------------------------------------------------------
Silver Diner, Inc.          830,000          -           -       830,000

*Not  an  affiliate  as  of  February  28,  1999.

See  accompanying  Notes  to  Financial  Statements.


                         15  Oppenheimer Enterprise Fund

Statement  of  Assets  and  Liabilities  February  28,  1999  (Unaudited)

Assets
Investments, at value (including repurchase agreement
of $53,400,000)-see accompanying statement:
Unaffiliated companies (cost $214,906,652)                        $263,596,071
Affiliated companies (cost $2,941,809)                               2,913,750
-------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                   2,894,155
Investments sold                                                     1,961,495
Interest and dividends                                                  21,048
Other                                                                   16,422
                                                                  -------------
Total assets                                                       271,402,941

-------------------------------------------------------------------------------
Liabilities
Bank overdraft                                                          76,447
-------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                9,643,203
Shares of beneficial interest redeemed                                 119,648
Distribution and service plan fees                                      91,387
Trustees' compensation-Note 1                                           71,428
Shareholder reports                                                     22,050
Other                                                                    2,954
                                                                  -------------
Total liabilities                                                   10,027,117
-------------------------------------------------------------------------------

Net Assets                                                        $261,375,824
                                                                  =============

Composition of Net Assets
Paid-in capital                                                   $202,495,721
-------------------------------------------------------------------------------
Accumulated net investment loss                                       (810,496)
-------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions            11,029,239
-------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies            48,661,360
                                                                  -------------
Net assets                                                        $261,375,824
                                                                  =============


                         16  Oppenheimer Enterprise Fund

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $152,269,397 and 7,167,962 shares of beneficial interest outstanding)           $21.24
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                        $22.54
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,057,637
and 4,402,841 shares of beneficial interest outstanding)                           $20.68
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,048,790
and 872,268 shares of beneficial interest outstanding)                             $20.69

See  accompanying  Notes  to  Financial  Statements.


                         17  Oppenheimer Enterprise Fund

Statement  of  Operations For the Six Months Ended February 28, 1999 (Unaudited)

--------------------------------------------------------------------------------------
Investment Income
Interest                                                                  $   931,809
--------------------------------------------------------------------------------------
Dividends                                                                      31,500
                                                                         -------------
Total income                                                                  963,309

--------------------------------------------------------------------------------------
Expenses
Management fees-Note 4                                                        682,323
--------------------------------------------------------------------------------------
Distribution and service plan fees-Note 4:
Class A                                                                       130,714
Class B                                                                       317,755
Class C                                                                        63,654
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees-Note 4                          384,612
--------------------------------------------------------------------------------------
Shareholder reports                                                            65,256
--------------------------------------------------------------------------------------
Registration and filing fees                                                   19,977
--------------------------------------------------------------------------------------
Trustees' compensation-Note 1                                                  11,546
--------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                     9,668
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     4,582
--------------------------------------------------------------------------------------
Insurance expenses                                                              2,550
--------------------------------------------------------------------------------------
Other                                                                          17,929
                                                                         -------------
Total expenses                                                              1,710,566
Less expenses paid indirectly-Note 4                                           (4,187)
                                                                         -------------
Net expenses                                                                1,706,379

--------------------------------------------------------------------------------------
Net Investment Loss                                                          (743,070)
--------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                11,314,388
Foreign currency transactions                                                  (2,171)
                                                                         -------------
Net realized gain                                                          11,312,217

--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                54,505,448
Translation of assets and liabilities denominated in foreign currencies       103,731
                                                                         -------------
Net change                                                                 54,609,179
                                                                         -------------
Net realized and unrealized gain                                           65,921,396
--------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                      $65,178,326
                                                                         =============

See  accompanying  Notes  to  Financial  Statements.


                         18  Oppenheimer Enterprise Fund

Statements  of  Changes  in  Net  Assets

                                                         Six Months Ended     Year Ended
                                                         February 28, 1999    August 31,
                                                            (Unaudited)          1998
------------------------------------------------------------------------------------------
Operations
Net investment loss                                     $         (743,070)  $ (1,326,655)
------------------------------------------------------------------------------------------
Net realized gain                                               11,312,217     10,331,533
------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation           54,609,179    (24,465,371)
                                                        -------------------  -------------
Net increase (decrease) in net assets resulting
from operations                                                 65,178,326    (15,460,493)

------------------------------------------------------------------------------------------
Distributions to Shareholders
Distributions from net realized gain:
Class A                                                         (1,826,095)    (4,786,108)
Class B                                                         (1,122,686)    (2,599,048)
Class C                                                           (228,443)      (542,632)

------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions-Note 2:
Class A                                                         41,676,097     35,326,895
Class B                                                         26,022,257     26,047,046
Class C                                                          4,905,043      4,821,481

------------------------------------------------------------------------------------------
Net Assets
Total increase                                                 134,604,499     42,807,141
Beginning of period                                            126,771,325     83,964,184
                                                        -------------------  -------------
End of period (including accumulated net investment
losses of $810,496 and $67,426, respectively)           $      261,375,824   $126,771,325
                                                        ===================  =============

See  accompanying  Notes  to  Financial  Statements.


                         19  Oppenheimer Enterprise Fund

Financial  Highlights

                                            Class  A
                                            ---------------------------------------------
                                            Six  Months
                                            Ended
                                            February 28,
                                            1999        Year Ended August 31,
                                            (Unaudited)     1998      1997      1996(1)
-----------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $     14.72   $ 16.98   $ 15.48   $    10.00
-----------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment loss                                (.05)     (.14)     (.09)        (.05)
Net realized and unrealized gain (loss)            6.89      (.75)     2.66         5.53
                                            ------------  --------  --------  -----------

Total income (loss) from investment
operations                                         6.84      (.89)     2.57         5.48

-----------------------------------------------------------------------------------------
Distributions to shareholders from net
realized gain                                      (.32)    (1.37)    (1.07)           -
-----------------------------------------------------------------------------------------
Net asset value, end of period              $     21.24   $ 14.72   $ 16.98   $    15.48
                                            ============  ========  ========  ===========

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value(2)               46.87%   (5.65)%    17.88%       54.80%

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $   152,269   $74,456   $52,455   $   44,421
-----------------------------------------------------------------------------------------
Average net assets (in thousands)           $   107,519   $72,059   $42,895   $   30,655
-----------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss                           (0.50)%(3)   (0.81)%   (1.18)%   (0.59)%(3)
Expenses(4)                                     1.55%(3)     1.48%     1.50%     1.66%(3)
-----------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           43%      182%      142%         156%

1.  For the period from November 7, 1995 (commencement of operations) to August 31, 1996.
2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day  of  the  fiscal  period  (or  commencement  of  operations),  with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the  net  asset  value  calculated  on  the last business day of the fiscal period. Sales charges  are  not  reflected  in  the total returns. Total returns are not annualized for periods  of  less  than  one  full  year.
3.  Annualized.


                         20  Oppenheimer Enterprise Fund

                                            Class  B                                       Class  C
                                            ---------------------------------------------  --------------------------------
                                            Six  Months                                    Six  Months
                                            Ended                                          Ended
                                            February  28,                                  February  28,
                                            1999         Year Ended August 31,             1999         Year Ended August 31,
                                            (Unaudited)     1998      1997      1996(1)    (Unaudited)     1998      1997
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $     14.38   $ 16.75   $ 15.39   $    10.00   $     14.38   $ 16.74   $ 15.39
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                (.06)     (.15)     (.18)        (.14)         (.06)     (.16)     (.18)
Net realized and unrealized gain (loss)            6.68      (.85)     2.61         5.53          6.69      (.83)     2.60
                                            ------------  --------  --------  -----------  ------------  --------  --------
Total income (loss) from investment
operations                                         6.62     (1.00)     2.43         5.39          6.63      (.99)     2.42
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net
realized gain                                      (.32)    (1.37)    (1.07)           -          (.32)    (1.37)    (1.07)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     20.68   $ 14.38   $ 16.75   $    15.39   $     20.69   $ 14.38   $ 16.74
                                            ============  ========  ========  ===========  ============  ========  ========

---------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(2)               46.44%   (6.43)%    17.03%       53.90%        46.52%   (6.38)%    16.97%
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $    91,058   $43,570   $25,856   $   20,606   $    18,049   $ 8,746   $ 5,653
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $    64,338   $39,003   $20,410   $   14,123   $    12,887   $ 7,908   $ 4,539
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment loss                           (1.25)%(3)   (1.58)%   (1.96)%   (1.37)%(3)    (1.25)%(3)   (1.58)%   (1.96)%
Expenses(4)                                     2.30%(3)     2.26%     2.27%     2.44%(3)      2.30%(3)     2.26%     2.27%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           43%      182%      142%         156%           43%      182%      142%


                                              1996(1)
                                            -----------
Per Share Operating Data
Net asset value, beginning of period        $    10.00
-------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.14)
Net realized and unrealized gain (loss)           5.53
                                            -----------
Total income (loss) from investment
operations                                        5.39
-------------------------------------------------------
Distributions to shareholders from net
realized gain                                        -
-------------------------------------------------------
Net asset value, end of period              $    15.39
                                            ===========

-------------------------------------------------------
Total Return, at Net Asset Value(2)              53.90%
-------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $    4,846
-------------------------------------------------------
Average net assets (in thousands)           $    3,472
-------------------------------------------------------
Ratios to average net assets:
Net investment loss                          (1.35)%(3)
Expenses(4)                                    2.43%(3)
-------------------------------------------------------
Portfolio turnover rate(5)                         156%

4.  The  expense  ratio  reflects  the  effect  of  gross  expenses  paid  indirectly  by  the  Fund.
5.  The  lesser  of  purchases  or sales of portfolio securities for a period, divided by the monthly average of the market value  of  portfolio  securities  owned  during  the  period.  Securities with a maturity or expiration date at the time of acquisition  of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term  securities)  for  the  period  ended  February  28,  1999,  were  $119,815,749  and  $64,917,307, respectively.

See  accompanying  Notes  to  Financial  Statements.


                         21  Oppenheimer Enterprise Fund

Notes  to  Financial  Statements  (Unaudited)

--------------------------------------------------------------------------------
1.  Significant  Accounting  Policies
Oppenheimer  Enterprise  Fund  (the  Fund)  is  registered  under the Investment
Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. It emphasizes investments in common stocks and other equity securities of "small-cap" companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge, except for purchases greater than $1 million. Class A, Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.


                         22  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended February 28, 1999, a provision of $1,621 was made for the Fund's projected benefit obligations and payments of $714 were made to retired trustees, resulting in an accumulated liability of $68,334 as of February 28, 1999.


                         23  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
1.  Significant  Accounting  Policies  (continued)
The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Trustee in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to net operating losses. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         24  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
2.  Shares  of  Beneficial  Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               Six Months Ended            Year Ended
                               February 28, 1999         August 31, 1998
                          -------------------------  -------------------------
                            Shares       Amount        Shares       Amount
------------------------------------------------------------------------------
Class A:
Sold                      2,590,846   $ 50,328,114   2,577,394   $ 46,616,420
Distributions reinvested     97,625      1,743,602     295,161      4,571,937
Redeemed                   (579,783)   (10,395,619)   (902,443)   (15,861,462)
                          ----------  -------------  ----------  -------------
Net increase              2,108,688   $ 41,676,097   1,970,112   $ 35,326,895
                          ==========  =============  ==========  =============

------------------------------------------------------------------------------
Class B:
Sold                      1,545,897   $ 29,149,586   1,709,642   $ 30,191,456
Distributions reinvested     60,637      1,056,293     159,530      2,428,045
Redeemed                   (232,617)    (4,183,622)   (384,289)    (6,572,455)
                          ----------  -------------  ----------  -------------
Net increase              1,373,917   $ 26,022,257   1,484,883   $ 26,047,046
                          ==========  =============  ==========  =============

------------------------------------------------------------------------------
Class C:
Sold                        679,074   $ 12,392,795     421,843   $  7,464,131
Distributions reinvested     12,525        218,068      33,204        505,369
Redeemed                   (427,487)    (7,705,820)   (184,608)    (3,148,019)
                          ----------  -------------  ----------  -------------
Net increase                264,112   $  4,905,043     270,439   $  4,821,481
                          ==========  =============  ==========  =============

--------------------------------------------------------------------------------
3.  Unrealized  Gains  and  Losses  on  Investments
As of February 28, 1999, net unrealized appreciation on investments of $48,661,360 was composed of gross appreciation of $59,150,176, and gross depreciation of $10,488,816.


                         25  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
4.  Management  Fees  and  Other  Transactions  with  Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the six months ended February 28, 1999, was 0.75% of average annual net assets for each class of shares.
     For the six months ended February 28, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $470,004, of which $132,087 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $50,931, $660,134 and $40,885, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $54,591 and $1,434, respectively. During the six months ended February 28, 1999, OFDI received contingent deferred sales charges of $62,775 and $2,032, respectively, upon redemption of Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
     OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
     Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
     The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended February 28, 1999, OFDI paid $6,098 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                         26  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended February 28, 1999, OFDI paid $1,508 to an affiliated broker/dealer as compensation for Class B personal service and maintenance expenses and retained $267,702 and $43,340, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of February 28, 1999, OFDI had incurred excess distribution and servicing costs of $1,571,499 for Class B and $125,042 for Class C.

--------------------------------------------------------------------------------
5.  Illiquid  and  Restricted  Securities
As of February 28, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of February 28, 1999, was $8,480,156, which represents 3.24% of the Fund's net assets, of which $6,830,156 is considered restricted. Information concerning restricted securities is as follows:

                                                                  Valuation
                                                     Cost       Per Unit as of
Security                       Acquisition Dates   Per Unit   February 28, 1999
--------------------------------------------------------------------------------
Autonomous Technologies Corp.            6/12/97  $     3.00  $             6.41
--------------------------------------------------------------------------------
Cyberian Outpost, Inc.                   3/12/98        2.65               11.94
--------------------------------------------------------------------------------
Silver Diner, Inc.               7/10/96-1/14/98   1.37-5.50                1.43


                         27  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
6.  Bank  Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.
     The Fund had no borrowings outstanding during the six months ended February 28, 1999.

--------------------------------------------------------------------------------
7.  Other  Matters
The Board of Trustees approved the inception of Class Y for the Fund, to be offered on April 1, 1999.


                         28  Oppenheimer Enterprise Fund

--------------------------------------------------------------------------------
Officers and Trustees     Leon Levy, Chairman of the Board of Trustees
                          Donald W. Spiro, Vice Chairman of the Board of Trustees
                          Bridget A. Macaskill, Trustee and President
                          Robert G. Galli, Trustee
                          Phillip A. Griffiths, Trustee
                          Benjamin Lipstein, Trustee
                          Elizabeth B. Moynihan, Trustee
                          Kenneth A. Randall, Trustee
                          Edward V. Regan, Trustee
                          Russell S. Reynolds, Jr., Trustee
                          Pauline Trigere, Trustee
                          Clayton K. Yeutter, Trustee
                          Jay W. Tracey, III, Vice President
                          George C. Bowen, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Andrew J. Donohue, Secretary
                          Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
Investment Advisor        OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
Distributor               OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

--------------------------------------------------------------------------------
Custodian of              The Bank of New York
Portfolio Securities

--------------------------------------------------------------------------------
Independent Auditors      KPMG LLP

--------------------------------------------------------------------------------
Legal Counsel             Gordon Altman Butowsky Weitzen Shalov & Wein
                          The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.
                          This is a copy of a report to shareholders of Oppenheimer Enterprise
                          Fund. This report must be preceded or accompanied by a Prospectus of
                          Oppenheimer Enterprise Fund. For material information concerning the Fund, see the Prospectus.
                          Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                         29  Oppenheimer Enterprise Fund

OppenheimerFunds  Family

-----------------------------------------------------------------------------------------
Real Asset Funds
-----------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

-----------------------------------------------------------------------------------------
Global Stock Funds
-----------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund       Global Growth & Income Fund
International Small           Global Fund                     Europe Fund
  Company Fund                Quest Global Value Fund

-----------------------------------------------------------------------------------------
Stock Funds
-----------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                     Growth Fund
Discovery Fund                Capital Appreciation Fund       Large Cap Growth Fund
Quest Small Cap Value Fund    Quest Capital Value Fund        Disciplined Value Fund
                                                              Quest Value Fund

-----------------------------------------------------------------------------------------
Stock & Bond Funds
-----------------------------------------------------------------------------------------
Main Street Growth &          Total Return Fund               Multiple Strategies Fund
  Income Fund(1)              Quest Balanced                  Disciplined Allocation Fund
Quest Opportunity             Value Fund                      Convertible Securities Fund
  Value Fund                  Capital Income Fund(2)

-----------------------------------------------------------------------------------------
Taxable Bond Funds
-----------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund            U.S. Government Trust
World Bond Fund               Strategic Income Fund           Limited-Term Government Fund
High Yield Fund               Bond Fund

-----------------------------------------------------------------------------------------
Municipal Bond Funds
-----------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund     MMunicipal Fund

-----------------------------------------------------------------------------------------
Money Market Funds(4)
-----------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

1.  On  12/22/98,  the  Fund's  name  was changed from "Main Street Income & Growth Fund."
2.  On  4/1/99,  the  Fund's  name  was  changed  from  "Equity  Income  Fund."
3.  Available  only  to  investors  in  certain  states.
4.  An  investment  in money market funds is neither insured nor guaranteed by the Federal
Deposit  Insurance  Corporation  or  any other government agency. Although these funds may seek  to  preserve the value of your investment at $1.00 per share, it is possible to lose money  by  investing  in  these  funds.
Oppenheimer  funds  are distributed by OppenheimerFunds Distributor, Inc., Two World Trade
Center, New  York,  NY  10048-0203.
Copyright  1999  OppenheimerFunds,  Inc.  All  rights  reserved.


                         30  Oppenheimer Enterprise Fund

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     So  call  us  today,  or  visit  us  at  our  website  at
www.oppenheimerfunds.com-we're  here  to  help.

                                                                OppenheimerFunds
                                                               Distributor, Inc.


Internet
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RS 0885.001.0299    April 29, 1999